Label	Element	Value
Invesco NASDAQ 100 ETF | Invesco NASDAQ 100 ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco NASDAQ 100 ETF
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
1.
The following disclosure replaces the first sentence of the second paragraph in the sections titled Principal Investment Strategies of the Funds’ Summary Prospectuses and Summary Information – Principal Investment Strategies of the Funds’ Statutory Prospectuses:
Strictly in accordance with its guidelines and mandated procedures, Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is designed to include securities of 100 of the largest domestic and international non-financial companies listed on U.S. Nasdaq-affiliated listing exchanges based on market capitalization.
2.
The following disclosure replaces the second sentence of the third paragraph in the sections titled Principal Investment Strategies of the Funds’ Summary Prospectuses and Summary Information – Principal Investment Strategies of the Funds’ Statutory Prospectuses:
The Underlying Index weights its component securities using a “modified market capitalization-weighted” methodology, which takes into account the market value of the component securities subject to certain weight restrictions pursuant to the Index Provider’s methodology.
Please Retain This Supplement For Future Reference.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
SUPPLEMENT DATED APRIL 30, 2026, TO THE:
PROSPECTUSES DATED DECEMBER 22, 2025 OF
Invesco QQQ TrustSM , Series 1 (QQQ)
and
PROSPECTUSES DATED DECEMBER 19, 2025 OF
INVESCO EXCHANGE-TRADED FUND TRUST ii
Invesco NASDAQ 100 ETF (QQQM)

(each, a “Fund” and together, the “Funds”)
Nasdaq, Inc., the index provider of the Nasdaq-100 Index®, the Funds’ underlying index (the “Underlying Index”), has announced certain changes to the Underlying Index methodology, which take effect on May 1, 2026. Accordingly, on that date, the Funds’ Prospectuses are revised as follows: